1. Description of Business and Organization (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment	$ 69,606	$ 69,606
Impairment of investments	0	0	$ 0
Consideration payable	62,114	54,000
Sinsin Renewable Investment Limited [Member]
Investment	69,606	69,606
Consideration payable	$ 60,421	$ 54,000